Property, plant and equipment (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 66,508,338
Disposals	(28,091)	$ (17,810)
Ending Balance	69,380,093
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	110,962,459
Additions/capitalizations	2,257,841
Decrease in abandonment cost (Note 20)	(22,521)
Capitalized financial interests	66,980
Exchange differences capitalized	2,013
Disposals	(177,549)
Foreign currency translation	4,277,575
Reclassifications/transfers	(222,719)
Ending Balance	117,144,079
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(44,454,121)
Depreciation expense	(2,145,370)
(Impairment) Recovery	3,450
Disposals	156,211
Foreign currency translation	(1,485,297)
Reclassifications/transfers	161,141
Ending Balance	(47,763,986)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	29,831,912
Ending Balance	31,265,354
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	51,088,781
Additions/capitalizations	753,624
Decrease in abandonment cost (Note 20)	0
Capitalized financial interests	31,761
Exchange differences capitalized	954
Disposals	(130,961)
Foreign currency translation	2,845,316
Reclassifications/transfers	(229,938)
Ending Balance	54,359,537
Plant and equipment [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(21,256,869)
Depreciation expense	(1,159,638)
(Impairment) Recovery	3,432
Disposals	124,202
Foreign currency translation	(975,677)
Reclassifications/transfers	170,367
Ending Balance	(23,094,183)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	19,583,670
Ending Balance	19,857,023
Pipelines, networks and lines [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	37,141,694
Additions/capitalizations	429,434
Decrease in abandonment cost (Note 20)	(22,521)
Capitalized financial interests	14,117
Exchange differences capitalized	424
Disposals	(12,809)
Foreign currency translation	1,015,583
Reclassifications/transfers	43,931
Ending Balance	38,609,853
Pipelines, networks and lines [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17,558,024)
Depreciation expense	(748,567)
(Impairment) Recovery	0
Disposals	3,577
Foreign currency translation	(432,119)
Reclassifications/transfers	(17,697)
Ending Balance	(18,752,830)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,490,772
Ending Balance	7,501,846
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,514,228
Additions/capitalizations	902,157
Decrease in abandonment cost (Note 20)	0
Capitalized financial interests	13,558
Exchange differences capitalized	407
Disposals	(33)
Foreign currency translation	79,730
Reclassifications/transfers	(3,940)
Ending Balance	8,506,107
Work in progress [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,023,456)
Depreciation expense	0
(Impairment) Recovery	0
Disposals	0
Foreign currency translation	(932)
Reclassifications/transfers	20,127
Ending Balance	(1,004,261)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,783,745
Ending Balance	4,755,283
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,412,469
Additions/capitalizations	66,392
Decrease in abandonment cost (Note 20)	0
Capitalized financial interests	2,014
Exchange differences capitalized	61
Disposals	(8,821)
Foreign currency translation	124,088
Reclassifications/transfers	14,203
Ending Balance	8,610,406
Buildings [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,628,724)
Depreciation expense	(183,338)
(Impairment) Recovery	18
Disposals	5,451
Foreign currency translation	(40,976)
Reclassifications/transfers	(7,554)
Ending Balance	(3,855,123)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,034,278
Ending Balance	4,181,117
Lands [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,112,826
Additions/capitalizations	1,649
Decrease in abandonment cost (Note 20)	0
Capitalized financial interests	88
Exchange differences capitalized	3
Disposals	(246)
Foreign currency translation	148,475
Reclassifications/transfers	0
Ending Balance	4,262,795
Lands [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(78,548)
Depreciation expense	0
(Impairment) Recovery	0
Disposals	0
Foreign currency translation	(3,130)
Reclassifications/transfers	0
Ending Balance	(81,678)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,783,961
Ending Balance	1,819,470
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,692,461
Additions/capitalizations	104,585
Decrease in abandonment cost (Note 20)	0
Capitalized financial interests	5,442
Exchange differences capitalized	164
Disposals	(24,679)
Foreign currency translation	64,383
Reclassifications/transfers	(46,975)
Ending Balance	2,795,381
Other [member] | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(908,500)
Depreciation expense	(53,827)
(Impairment) Recovery	0
Disposals	22,981
Foreign currency translation	(32,463)
Reclassifications/transfers	(4,102)
Ending Balance	$ (975,911)